Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Revenue

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$206,396	$208,412	$214,498
Other revenues
Government grants income	219	1,037	1,030
Rental income	843	864	1,022
Others	151	165	189
	1,213	2,066	2,241
Total	$207,609	$210,478	$216,739

Summary of Contract Balances
b.
Contract balances

	January 1,	December 31
	2021	2021	2022
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$22,622	$23,947	$24,672
Contract assets
Products and service bundling	$7,232	$7,197	$7,956
Others	612	983	1,256
Less : Loss allowance	(18)	(18)	(19)
	$7,826	$8,162	$9,193
Current	$5,331	$5,554	$6,056
Noncurrent	2,495	2,608	3,137
	$7,826	$8,162	$9,193
Contract liabilities
Telecommunications business	$13,602	$13,144	$14,081
Project business	6,687	5,435	6,586
Products and service bundling	16	4	9
Others	421	491	388
	$20,726	$19,074	$21,064
Current	$13,437	$12,234	$13,390
Noncurrent	7,289	6,840	7,674
	$20,726	$19,074	$21,064

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$5,972	$6,035	$6,933
Reclassified to trade receivables	(5,681)	(6,039)	(6,149)
	$291	$(4)	$784
Contract liabilities
Net increase of customer contracts	$7	$—	$9
Recognized as revenues	(30)	(12)	(5)
	$(23)	$(12)	$4

Summary of Revenue Recognized

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$5,492	$5,952	$6,626
Project business	6,092	4,630	4,067
Others	512	431	440
	$12,096	$11,013	$11,133

Summary of Incremental Costs of Obtaining Contracts	c. Incremental costs of obtaining contracts

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$988	$980